UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6167

                            Safeco Common Stock Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.

As of September 30, 2004
Safeco Growth Opportunities Fund
(Unaudited)

                                                                                                                   VALUE
 SHARES OR PRINCIPAL AMOUNT                                                                                       (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 88.7%

Aerospace & Defense - 3.0%

                        119,700 * Alliant Techsystems, Inc.                                                         $7,242
                        221,900 * DRS Technologies, Inc.                                                             8,308

Application Software - 3.2%

                        332,028 * MICROS Systems, Inc.                                                              16,625

Asset Management & Custody Banks - 1.4%

                        132,600 * Affiliated Managers Group, Inc.                                                    7,099

Auto Parts & Equipment - 0.1%

                         82,000 * IMPCO Technologies, Inc.                                                             402

Biotechnology - 2.5%

                         77,545 * Novavax, Inc.                                                                        242
                        536,773 * Serologicals Corp.                                                                12,523

Casinos & Gaming - 4.3%

                        480,200 * Scientific Games Corp.                                                             9,172
                        260,500 * Station Casinos, Inc.                                                             12,775

Commercial Printing - 0.6%

                         97,650   R.R. Donnelley & Sons Co.                                                          3,058

Construction & Farm Machinery & Heavy Trucks - 1.3%

                        289,400 * AGCO Corp.                                                                         6,546

Construction Materials - 2.1%

                        223,900   Florida Rock Industries, Inc.                                                     10,969

Consumer Finance - 0.6%

                        188,200 * QC Holdings, Inc.                                                                  2,998

Data Processing & Outsourced Services - 2.8%

                        428,820 * Iron Mountain, Inc.                                                               14,515

Diversified Commercial Services - 2.6%

                        151,900 * Concorde Career Colleges, Inc.                                                     2,335
                        408,674 * NCO Group, Inc.                                                                   11,014

Electronic Equipment Manufacturers - 2.2%

                        342,500 * Tektronix, Inc.                                                                   11,388

Employment Services - 1.3%

                        281,800 * Monster Worldwide, Inc.                                                            6,943

Food Distributors - 1.0%

                        212,600   Fresh Del Monte Produce, Inc.                                                      5,296

Food Retail - 1.2%

                        328,000   Casey's General Stores, Inc.                                                       6,097

Footwear - 2.3%

                        220,600 * Steven Madden, Ltd.                                                                3,893
                        135,600 * Timberland Co. (Class A)                                                           7,702

Health Care Equipment - 0.9%

                         15,400 * American Medical Alert Corp.                                                          62
                        429,200 * Conceptus, Inc.                                                                    3,979
                        142,030 * Med-Design Corp.                                                                     138
                        727,500 *+ SpectRx, Inc.                                                                       298

Health Care Services - 4.5%

                        497,600 * American Healthways, Inc.                                                         14,485
                        313,325 * Matria Healthcare, Inc.                                                            8,870

Health Care Supplies - 2.7%

                        452,300   PolyMedica Corp.                                                                  13,931

Home Entertainment Software - 1.5%

                        391,300 * THQ, Inc.                                                                          7,615

Homebuilding - 4.9%

                        830,000 * Champion Enterprises, Inc.                                                         8,541
                        101,200 * Meritage Homes Corp.                                                               7,954
                        157,800   Standard Pacific Corp.                                                             8,895

Housewares & Specialties - 1.2%

                         94,100 * Scotts Co. (Class A)                                                               6,037

Industrial Machinery - 1.8%

                        259,400   Pentair, Inc.                                                                      9,056

Internet Software & Services - 3.2%

                        811,703 * Stellent, Inc.                                                                     6,258
                        247,800 * Websense, Inc.                                                                    10,326

IT Consulting & Other Services - 1.4%

                        992,508 * CIBER, Inc.                                                                        7,464

Life & Health Insurance - 3.5%

                        337,200   Scottish RE Group, Ltd.                                                            7,139
                        153,500   StanCorp Financial Group, Inc.                                                    10,929

Oil & Gas Drilling - 1.0%

                        259,000 * Pride International, Inc.                                                          5,126

Oil & Gas Equipment & Services - 1.5%

                        166,500 * FMC Technologies, Inc.                                                             5,561
                         67,900   Tidewater, Inc.                                                                    2,210

Oil & Gas Exploration & Production - 2.7%

                        193,200 * Forest Oil Corp.                                                                   5,819
                        132,900 * Newfield Exploration Co.                                                           8,139

Personal Products - 3.2%

                        162,600 * NBTY, Inc.                                                                         3,506
                        560,800   Nu Skin Enterprises, Inc. (Class A)                                               13,184

Pharmaceuticals - 1.4%

                        268,300 * Connetics Corp.                                                                    7,249

Real Estate Investment Trust - 1.9%

                        149,800   Alexandria Real Estate Equities, Inc.                                              9,845

Regional Banks - 4.3%

                        339,018   Fulton Financial Corp.                                                             7,255
                        159,200   United Bankshares, Inc.                                                            5,516
                        166,200   Westamerica Bancorporation                                                         9,123

Semiconductor Equipment - 1.2%

                         51,200 * Actel Corp.                                                                          778
                        110,700 * Artisan Components, Inc.                                                           3,222
                        103,800 * DSP Group, Inc.                                                                    2,185

Soft Drinks - 0.8%

                         78,100   Coca-Cola Bottling Co.                                                             4,219

Specialty Chemicals - 0.6%

                        530,000 * Omnova Solutions, Inc.                                                             3,196

Specialty Stores - 3.3%

                        516,813 *+ Harold's Stores, Inc.                                                             1,034
                        200,350 * Rent-A-Center, Inc.                                                                5,181
                        896,800 * Rent-Way, Inc.                                                                     6,143
                        228,000 * West Marine, Inc.                                                                  4,875

Thrifts & Mortgage Finance - 6.6%

                        323,603   Doral Financial Corp.                                                             13,420
                        122,700   New Century Financial Corp.                                                        7,389
                        693,700   W Holding Co., Inc.                                                               13,180

Trucking - 2.1%

                        375,525 * Old Dominion Freight Line, Inc.                                                   10,819

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $298,690)                                                                             457,293
                                                                                                           ----------------


INDEXED SECURITIES - 5.3%

Indexed Securities - 5.3%

                        138,800   iShares Russell 2000    Growth Index Fund                                          8,129
                         45,600   iShares Russell 2000    Index Fund                                                 5,199
                         30,200   iShares Russell 2000    Value Index Fund                                           5,185
                         90,300   iShares S&P SmallCap 600/    BARRA Growth Index Fund                               8,522

                                                                                                           ----------------

TOTAL INDEXED SECURITIES   (cost  $23,952)                                                                          27,035
                                                                                                           ----------------


WARRANTS - 0.5%

Diversified Commercial Services - 0.0%

                         74,330 * NCO Group, Inc.  (Exp. 9/28/06)++                                                      1

Health Care Equipment - 0.1%

                         92,625 * Endocare, Inc. (Exp. 11/23/05)  ++                                                     1
                        260,000 * LifePoint, Inc.  (Exp. 4/01/07)++                                                      1
                        156,000 * LifePoint, Inc.  (Exp. 7/21/07)++                                                      1
                        450,000 * PhotoMedex, Inc.  (Exp. 6/13/07)++                                                   619
                        172,200 * SpectRx, Inc. (Exp. 6/04/06)++                                                         5

Pharmaceuticals - 0.4%

                        217,500 * Nastech Pharmaceutical Co.,  Inc. (Exp. 3/19/06)++                                 2,105

                                                                                                           ----------------

TOTAL WARRANTS   (cost  $43)                                                                                         2,733
                                                                                                           ----------------


CASH EQUIVALENTS - 28.4%

Investment Companies

                     15,909,023   AIM Short-Term Investments Co.                                                    15,909
                                  Liquid Assets Money Market
                                  Portfolio (Institutional Shares)

                    130,473,421   State Street Navigator                                                           130,473
                                  Securities Lending Prime
                                   Portfolio **

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $146,382)                                                                          146,382
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $469,067)  -  122.9%                                                                    633,443

                 Other Assets, less Liabilities                                                                   (118,137)

                                                                                                           ----------------

NET ASSETS                                                                                                        $515,306
                                                                                                           ================

*  Non-income producing security.

** Represents invested collateral received related to $127,356,269 in securities on loan under securities lending agreements.

+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $9,938,000 and the total value is $1,332,000 or 0.3% of net assets.


++ Securities are valued at fair value as determined under the supervision of the Board of Trustees.

Supplementary Notes to Schedule of Investments (In Thousands)

1.  Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $471,915. Net unrealized appreciation approximated $161,528, of which $184,476 is related to appreciated investment securities and $22,948 is related to depreciated investment securities.



2.  Investments in Affiliates

Each of the companies listed below is an affiliate of the Fund because the Fund owned at least 5% of the company's voting securities during the nine-month period ended September 30, 2004.


                                                                                                              Market Value
                                                                                                             of Investment
                                     Shares at                          Shares at                          in Affiliates at
                                     Beginning                                End                 Realized       September
 (In Thousands)                      of Period  Additions   Reductions  of Period   Dividends   Gain (Loss)       30, 2004
---------------------------------------------------------------------------------------------------------------------------

Conceptus, Inc.*                         1,247        ---         (818)       429         ---       $1,767             ---
Harold's Stores, Inc.                      532        ---          (15)       517         ---         (194)         $1,034
Matria Healthcare, Inc.*                   586        ---         (273)       313         ---        2,274             ---
Med-Design Corp. *                       1,173        ---       (1,031)       142         ---      (10,826)            ---
Nastech Pharmaceutical Co., Inc.*          835        ---         (835)       ---         ---        5,569             ---
North American Scientific, Inc.*           676        ---         (676)       ---         ---       (7,002)            ---
Rent-Way, Inc.*                          1,731        ---         (834)       897         ---         (301)            ---
SpectRx, Inc.                              861        ---         (133)       728         ---         (771)            298
                                                                                  -----------------------------------------
                                                                                          ---      ($9,484)         $1,332
                                                                                  =========================================


---------------------------------------------------------------------------------------------------------------------------

* Company was not an affiliate at the end of the period.

3. The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Core Equity Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.2%

Aerospace & Defense - 3.5%

                        120,000   Northrop Grumman Corp.                                                            $6,400
                        170,000   United Technologies Corp.                                                         15,875

Aluminum - 0.6%

                        124,600   Alcoa, Inc.                                                                        4,185

Asset Management & Custody Banks - 0.5%

                        120,000   Bank of New York Co., Inc.                                                         3,500

Auto Parts & Equipment - 1.4%

                        153,000   Johnson Controls, Inc.                                                             8,692

Biotechnology - 1.3%

                        150,000 * Amgen, Inc.                                                                        8,502

Communication Equipment - 0.8%

                        378,600   Nokia Oyj (ADR)                                                                    5,194

Computer & Electronics Retail - 1.1%

                        132,000   Best Buy Co., Inc.                                                                 7,160

Computer Hardware - 3.3%

                        300,000 * Dell, Inc.                                                                        10,680
                        119,000   International Business  Machines Corp.                                            10,203

Computer Storage & Peripherals - 0.7%

                        365,000 * EMC Corp.                                                                          4,212

Construction & Farm Machinery & Heavy Trucks - 2.0%

                         65,000   Deere & Co.                                                                        4,196
                        127,500   PACCAR, Inc.                                                                       8,813

Consumer Finance - 3.3%

                        230,000   American Express Co.                                                              11,836
                        375,000   MBNA Corp.                                                                         9,450

Data Processing & Outsourced Services - 2.2%

                        145,000   Automatic Data Processing,  Inc.                                                   5,991
                        185,000   First Data Corp.                                                                   8,047

Department Stores - 1.7%

                        170,000 * Kohl's Corp.                                                                       8,192
                         72,000   Nordstrom, Inc.                                                                    2,753

Diversified Banks - 4.6%

                        420,000   U.S. Bancorp                                                                      12,138
                        293,000   Wells Fargo & Co.                                                                 17,472

Diversified Metals & Mining - 1.3%

                        201,800   BHP Billiton, Ltd. (ADR)                                                           4,187
                        113,900 * Inco, Ltd.                                                                         4,448

Electric Utilities - 2.3%

                        200,000   Exelon Corp.                                                                       7,338
                        184,000   FirstEnergy Corp.                                                                  7,559

Electrical Components & Equipment - 1.0%

                        105,000   Emerson Electric Co.                                                               6,498

General Merchandise Stores - 3.5%

                        240,000   Target Corp.                                                                      10,860
                        218,000   Wal-Mart Stores, Inc.                                                             11,598

Health Care Distributors - 1.0%

                        140,000   Cardinal Health, Inc.                                                              6,128

Health Care Equipment - 2.0%

                        200,000   Medtronic, Inc.                                                                   10,380
                         53,800   Stryker Corp.                                                                      2,587

Home Furnishings - 0.8%

                        185,000   Leggett & Platt, Inc.                                                              5,198

Home Improvement Retail - 1.5%

                        240,000   Home Depot, Inc.                                                                   9,408

Household Products - 3.5%

                        125,000   Kimberly-Clark Corp.                                                               8,074
                        262,000   Procter & Gamble Co.                                                              14,179

Industrial Conglomerates - 2.5%

                        470,400   General Electric Co.                                                              15,796

Industrial Gases - 1.3%

                        200,000   Praxair, Inc.                                                                      8,548

Industrial Machinery - 2.8%

                        130,000   Illinois Tool Works, Inc.                                                         12,112
                         90,000   Ingersoll-Rand Co. (Class A)                                                       6,117

Integrated Oil & Gas - 5.1%

                        276,000   ChevronTexaco Corp.                                                               14,805
                        375,000   Exxon Mobil Corp.                                                                 18,124

Integrated Telecommunications Services - 3.2%

                        200,000   CenturyTel, Inc.                                                                   6,848
                        340,000   Verizon Communications, Inc.                                                      13,389

IT Consulting & Other Services - 1.1%

                        288,000 * SunGard Data Systems, Inc.                                                         6,846

Metal & Glass Containers - 1.3%

                        230,000   Ball Corp.                                                                         8,609

Motorcycle Manufacturers - 1.0%

                        103,900   Harley-Davidson, Inc.                                                              6,176

Movies & Entertainment - 0.9%

                        345,000 * Time Warner, Inc.                                                                  5,568

Multi-Line Insurance - 3.4%

                        215,000   American International Group,  Inc.                                               14,618
                        110,000   Hartford Financial Services  Group, Inc.                                           6,812

Oil & Gas Equipment & Services - 1.2%

                        115,000   Schlumberger, Ltd.                                                                 7,741

Oil & Gas Exploration & Production - 1.5%

                        190,000   Apache Corp.                                                                       9,521

Packaged Foods & Meats - 0.4%

                         61,800   Kellogg Co.                                                                        2,636

Personal Products - 1.3%

                         63,600   Colgate-Palmolive Co.                                                              2,873
                        125,000   Estee Lauder Cos., Inc.  (Class A)                                                 5,225

Pharmaceuticals - 8.4%

                        327,000   Abbott Laboratories                                                               13,852
                        100,000   Eli Lilly & Co.                                                                    6,005
                        180,000   Johnson & Johnson                                                                 10,139
                        350,900   Pfizer, Inc.                                                                      10,738
                        345,000   Wyeth                                                                             12,903

Publishing - 1.7%

                         98,000   Gannett Co., Inc.                                                                  8,208
                         63,100   Tribune Co.                                                                        2,597

Regional Banks - 2.1%

                        135,000   Fifth Third Bancorp                                                                6,645

                        160,000   First Horizon National Corp.                                                       6,938

Semiconductor Equipment - 1.0%

                        395,000 * Applied Materials, Inc.                                                            6,514

Semiconductors - 2.8%

                        490,000   Intel Corp.                                                                        9,829

                        380,000   Texas Instruments, Inc.                                                            8,086

Soft Drinks - 2.0%

                        260,000   PepsiCo, Inc.                                                                     12,649

Systems Software - 2.9%

                        665,000   Microsoft Corp.                                                                   18,387

Thrifts & Mortgage Finance - 1.4%

                        223,000   Washington Mutual, Inc.                                                            8,715

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $434,472)                                                                             596,502
                                                                                                           ----------------


CASH EQUIVALENTS - 9.0%

Investment Companies

                     30,687,147   AIM Short-Term Investments Co.                                                    30,687
                                  Liquid Assets Money Market    Portfolio (Institutional Shares)
                     13,767,270   American AAdvantage Money    Market Select Fund                                   13,767
                     13,011,300   State Street Navigator    Securities Lending Prime    Portfolio **                13,012

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $57,466)                                                                            57,466
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $491,938)  -  102.2%                                                                    653,968

                 Other Assets, less Liabilities                                                                    (14,261)

                                                                                                           ----------------

NET ASSETS                                                                                                        $639,707
                                                                                                           ================

*  Non-income producing security.

** Represents invested collateral received related to $12,648,851 in securities on loan under securities lending agreements.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $491,938. Net unrealized appreciation approximated $162,030, of which $182,304 is related to appreciated investment securities and $20,274 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Large-Cap Value Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 97.1%

Aerospace & Defense - 1.4%

                         21,800   United Technologies Corp.                                                         $2,036

Air Freight & Logistics - 0.5%

                         10,600   United Parcel Service, Inc.  (Class B)                                               805

Aluminum - 0.9%

                         37,500   Alcoa, Inc.                                                                        1,260

Asset Management & Custody Banks - 1.7%

                         48,900   Bank of New York Co., Inc.                                                         1,426
                         24,600   State Street Corp.                                                                 1,051

Auto Parts & Equipment - 1.1%

                         27,700   Johnson Controls, Inc.                                                             1,574

Broadcasting & Cable TV - 0.8%

                         36,000   Viacom, Inc. (Class B)                                                             1,208

Communication Equipment - 1.2%

                        124,400   Nokia Oyj (ADR)                                                                    1,707

Computer Hardware - 2.7%

                         25,000 * Dell, Inc.                                                                           890
                         13,300   Diebold, Inc.                                                                        621
                         29,400   International Business  Machines Corp.                                             2,521

Construction & Farm Machinery & Heavy Trucks - 0.7%

                         14,100   PACCAR, Inc.                                                                         974

Consumer Finance - 1.8%

                          8,900   American Express Co.                                                                 458
                         89,700   MBNA Corp.                                                                         2,260

Data Processing & Outsourced Services - 0.3%

                         10,000   First Data Corp.                                                                     435

Department Stores - 1.6%

                         60,300   Nordstrom, Inc.                                                                    2,306

Diversified Banks - 10.7%

                         82,800   Bank of America Corp.                                                              3,588
                         59,600   Mellon Financial Corp.                                                             1,650
                        145,000   U.S. Bancorp                                                                       4,191
                         58,000   Wachovia Corp.                                                                     2,723
                         60,600   Wells Fargo & Co.                                                                  3,613

Diversified Capital Markets - 1.4%

                         51,800   JPMorgan Chase  & Co.                                                              2,058

Diversified Chemicals - 0.8%

                         26,300   Du Pont (E.I.) de Nemours  & Co.                                                   1,126

Electric Utilities - 2.6%

                         57,400   Exelon Corp.                                                                       2,106
                         24,500   FirstEnergy Corp.                                                                  1,006
                         24,400   Southern Co.                                                                         731

Environmental Services - 1.6%

                         85,000   Waste Management, Inc.                                                             2,324

Food Distributors - 0.8%

                         40,400   SYSCO Corp.                                                                        1,209

Forest Products - 1.1%

                         25,500   Weyerhaeuser Co.                                                                   1,695

General Merchandise Stores - 1.0%

                         33,100   Target Corp.                                                                       1,498

Health Care Distributors - 0.7%

                         38,000   McKesson Corp.                                                                       975

Health Care Facilities - 2.1%

                         80,000   HCA, Inc.                                                                          3,052

Home Improvement Retail - 0.9%

                         32,300   Home Depot, Inc.                                                                   1,266

Household Products - 2.5%

                         46,500   Kimberly-Clark Corp.                                                               3,003
                         13,900   Procter & Gamble Co.                                                                 752

Industrial Conglomerates - 2.8%

                        121,600   General Electric Co.                                                               4,083

Industrial Gases - 3.5%

                         38,000   Air Products and Chemicals,  Inc.                                                  2,066
                         72,800   Praxair, Inc.                                                                      3,111

Industrial Machinery - 1.7%

                          9,800   Illinois Tool Works, Inc.                                                            913
                         23,800   Ingersoll-Rand Co. (Class A)                                                       1,618

Integrated Oil & Gas - 11.6%

                         35,800   BP, plc (ADR)                                                                      2,060
                        120,000   ChevronTexaco Corp.                                                                6,437
                         20,785   ConocoPhillips                                                                     1,722
                         98,812   Exxon Mobil Corp.                                                                  4,776
                         39,300   Royal Dutch Petroleum Co.  (ADR)                                                   2,028

Integrated Telecommunications Services - 4.8%

                         17,400   ALLTEL Corp.                                                                         955
                         58,600   BellSouth Corp.                                                                    1,589
                         63,800   SBC Communications, Inc.                                                           1,656
                         71,500   Verizon Communications, Inc.                                                       2,816

Investment Banking & Brokerage - 1.7%

                         50,000   Morgan Stanley                                                                     2,465

Life & Health Insurance - 0.5%

                         50,000   UnumProvident Corp.                                                                  785

Metal & Glass Containers - 0.5%

                         20,600   Ball Corp.                                                                           771

Multi-Line Insurance - 5.7%

                         40,800   Allstate Corp.                                                                     1,958
                         41,000   American International Group,  Inc.                                                2,788
                         59,700   Hartford Financial Services  Group, Inc.                                           3,697

Multi-Utilities & Unregulated Power - 0.9%

                         63,000   NiSource, Inc.                                                                     1,324

Office Services & Supplies - 1.0%

                         33,000   Pitney Bowes, Inc.                                                                 1,455

Other Diversified Financial Services - 4.7%

                        155,800   Citigroup, Inc.                                                                    6,874

Packaged Foods & Meats - 1.8%

                         47,900   Kraft Foods, Inc. (Class A)                                                        1,519
                         48,200   Sara Lee Corp.                                                                     1,102

Pharmaceuticals - 3.6%

                         47,500   Abbott Laboratories                                                                2,012
                         51,300   Pfizer, Inc.                                                                       1,570
                         46,000   Wyeth                                                                              1,720

Property & Casualty Insurance - 0.6%

                         28,691   St. Paul Travelers Cos., Inc.                                                        949

Publishing - 0.7%

                         12,100   Gannett Co., Inc.                                                                  1,013

Railroads - 0.8%

                         19,000   Union Pacific Corp.                                                                1,113

Restaurants - 1.1%

                         38,900 * YUM! Brands, Inc.                                                                  1,582

Semiconductor Equipment - 0.4%

                         39,200 * Applied Materials, Inc.                                                              646

Semiconductors - 1.8%

                         71,300   Intel Corp.                                                                        1,430
                         59,500   Texas Instruments, Inc.                                                            1,266

Soft Drinks - 0.9%

                         32,000   Coca-Cola Co.                                                                      1,282

Systems Software - 2.1%

                         52,700   Microsoft Corp.                                                                    1,457
                         92,500 * VERITAS Software Corp.                                                             1,647

Technology Distributors - 0.4%

                         24,900 * Agilent Technologies, Inc.                                                           537

Thrifts & Mortgage Finance - 1.8%

                         15,000   Federal Home Loan Mortgage  Corp.                                                    979
                         10,300   Federal National Mortgage  Association                                               653
                         26,300   PMI Group, Inc.                                                                    1,067

Wireless Telecommunication Services - 0.8%

                         50,000   Vodafone Group, plc (ADR)                                                          1,206

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $114,694)                                                                             142,795
                                                                                                           ----------------


CASH EQUIVALENTS - 1.9%

Investment Companies

                      2,771,428   AIM Short-Term Investments Co.                                                    2,771
                                  Liquid Assets Money Market    Portfolio (Institutional Shares)

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $2,771)                                                                              2,771
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $117,465)  -  99.0%                                                                     145,566

                 Other Assets, less Liabilities                                                                      1,518

                                                                                                           ----------------

NET ASSETS                                                                                                        $147,084
                                                                                                           ================


*  Non-income producing security.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $117,465. Net unrealized appreciation approximated $28,101, of which $33,124 is related to appreciated investment securities and $5,023 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Multi-Cap Core Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 99.2%

Advertising - 2.4%

                         12,200 * Getty Images, Inc.                                                                  $675
                        105,600   Interpublic Group Cos., Inc.                                                       1,118

Aerospace & Defense - 1.5%

                         21,200   Northrop Grumman Corp.                                                             1,131

Air Freight & Logistics - 1.1%

                         15,700   Expeditors International of  Washington, Inc.                                        812

Airlines - 2.0%

                         59,800 * Alaska Air Group, Inc.                                                             1,482

Application Software - 2.3%

                        126,200 * Captaris, Inc.                                                                       538
                         25,900 * Intuit, Inc.                                                                       1,176

Asset Management & Custody Banks - 1.2%

                         41,900   Waddell & Reed Financial, Inc.                                                       922

Automobile Manufacturers - 1.0%

                         34,300 * Monaco Coach Corp.                                                                   742

Biotechnology - 1.7%

                         15,060 * Amgen, Inc.                                                                          854
                         19,400 * Icos Corp.                                                                           468

Broadcasting & Cable TV - 1.3%

                         30,000   Viacom, Inc. (Class B)                                                             1,007

Construction & Farm Machinery & Heavy Trucks - 1.4%

                         15,750   PACCAR, Inc.                                                                       1,089

Consumer Finance - 2.7%

                         52,000   MBNA Corp.                                                                         1,310
                         49,600 * Providian Financial Corp.                                                            771

Data Processing & Outsourced Services - 1.2%

                         26,200 * Fiserv, Inc.                                                                         913

Distributors - 1.1%

                         50,200 * Ingram Micro, Inc.  (Class A)                                                        808

Diversified Banks - 1.3%

                         33,300   U.S. Bancorp                                                                         962

Diversified Commercial Services - 1.2%

                         47,300 * FTI Consulting, Inc.                                                                 894

Electric Utilities - 1.8%

                         45,700 * PG&E Corp.                                                                         1,389

Electronic Equipment Manufacturers - 4.0%

                         43,400 * FEI Co.                                                                              857
                         65,100 * Tektronix, Inc.                                                                    2,164

Environmental Services - 1.6%

                         41,700   Republic Services, Inc.                                                            1,241

Food Distributors - 1.2%

                         38,900 * Performance Food Group Co.                                                           922

Food Retail - 3.9%

                        111,200 * Kroger Co.                                                                         1,726
                         62,900 * Safeway, Inc.                                                                      1,215

Health Care Distributors - 1.2%

                         17,500   AmerisourceBergen Corp.                                                              940

Health Care Facilities - 2.0%

                         30,600 * Accredo Health, Inc.                                                                 721
                         23,100 * Triad Hospitals, Inc.                                                                795

Health Care Services - 2.9%

                         41,800 * American Healthways, Inc.                                                          1,217
                         41,400   IMS Health, Inc.                                                                     990

Health Care Supplies - 1.8%

                         19,900   Cooper Companies, Inc.                                                             1,364

Home Furnishings - 2.1%

                         56,700   Leggett & Platt, Inc.                                                              1,593

Hotels, Resorts & Cruise Lines - 1.8%

                         49,300 * Ambassadors Group, Inc.                                                            1,331

Hypermarkets & Super Centers - 0.9%

                         15,800 * Costco Wholesale Corp.                                                               657

Industrial Conglomerates - 1.0%

                          9,300   ITT Industries, Inc.                                                                 744

Industrial Machinery - 2.5%

                         43,200 * Terex Corp.                                                                        1,875

Integrated Oil & Gas - 1.2%

                         16,400   BP, plc (ADR)                                                                        943

Integrated Telecommunications Services - 4.3%

                         37,400   CenturyTel, Inc.                                                                   1,281
                         37,000   SBC Communications, Inc.                                                             960
                         26,400   Verizon Communications, Inc.                                                       1,040

Internet Software & Services - 1.5%

                         30,100 * CheckFree Corp.                                                                      833
                         63,800 * WatchGuard Technologies, Inc.                                                        299

Leisure Products - 2.4%

                         98,900   Mattel, Inc.                                                                       1,793

Life & Health Insurance - 4.9%

                         22,000   CIGNA Corp.                                                                        1,532
                         30,300   StanCorp Financial Group, Inc.                                                     2,157

Metal & Glass Containers - 1.8%

                         37,000   Ball Corp.                                                                         1,385

Multi-Utilities & Unregulated Power - 2.0%

                         81,900   Avista Corp.                                                                       1,482

Oil & Gas Drilling - 2.5%

                         53,300 * Pride International, Inc.                                                          1,055
                         22,700   Transocean Sedco Forex, Inc.                                                         812

Oil & Gas Exploration & Production - 5.0%

                         20,900   Anadarko Petroleum Corp.                                                           1,387
                         25,500   Apache Corp.                                                                       1,278
                         34,500   XTO Energy, Inc.                                                                   1,121

Other Diversified Financial Services - 1.7%

                         38,300   A.G. Edwards, Inc.                                                                 1,326

Pharmaceuticals - 3.6%

                         42,600   Pfizer, Inc.                                                                       1,304
                         37,800   Wyeth                                                                              1,414

Regional Banks - 2.8%

                         51,720   Washington Banking Co.                                                               776
                         64,100   West Coast Bancorp, Inc.                                                           1,335

Semiconductors - 3.2%

                         65,000   Intel Corp.                                                                        1,304
                         65,000 * Micron Technology, Inc.                                                              782
                         89,800 * TriQuint Semiconductor, Inc.                                                         350

Soft Drinks - 1.6%

                         24,500   PepsiCo, Inc.                                                                      1,192

Specialty Chemicals - 1.2%

                         29,500   Ecolab, Inc.                                                                         927

Specialty Stores - 2.6%

                         84,700   Foot Locker, Inc.                                                                  2,007

Systems Software - 1.0%

                         15,500   Microsoft Corp.                                                                      429
                         33,960 * NetIQ Corp.                                                                          363

Thrifts & Mortgage Finance - 2.0%

                         38,600   Washington Mutual, Inc.                                                            1,508

Trading Companies & Distributors - 1.8%

                         23,400   W.W. Grainger, Inc.                                                                1,349

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $62,505)                                                                               75,137
                                                                                                           ----------------


CASH EQUIVALENTS - 10.9%

Investment Companies

                        655,527   AIM Short-Term Investments Co.                                                       656
                                  Liquid Assets Money Market    Portfolio (Institutional Shares)
                      7,629,204   State Street Navigator    Securities Lending Prime    Portfolio **                 7,629

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $8,285)                                                                              8,285
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $70,790)  -  110.1%                                                                      83,422

                 Other Assets, less Liabilities                                                                     (7,649)

                                                                                                           ----------------

NET ASSETS                                                                                                         $75,773
                                                                                                           ================

*  Non-income producing security.

** Represents invested collateral received related to $7,442,999 in securities on loan under securities lending agreements.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $70,823. Net unrealized appreciation approximated $12,599, of which $17,561 is related to appreciated investment securities and $4,962 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.

As of September 30, 2004
Safeco International Stock Fund
(Unaudited)


                                                                                                                     VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                          (000's)
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 100.3%

Australia - 1.0%

                          4,635   National Australia Bank, Ltd.                                                        $91
                                    Diversified Banks
                         28,621   News Corp., Ltd.                                                                     238
                                    Movies & Entertainment

Canada - 0.5%

                          3,373   Royal Bank of Canada                                                                 160
                                    Diversified Banks

France - 10.5%

                         19,497   Axa                                                                                  395
                                    Multi-Line Insurance
                          9,580   BNP Paribas SA                                                                       620
                                    Diversified Capital Markets
                         12,334   France Telecom SA                                                                    308
                                    Integrated Telecommunications Services
                          3,913   Lafarge SA                                                                           343
                                    Construction Materials
                          8,292   Sanofi-Aventis                                                                       618
                                    Pharmaceuticals
                          6,669   Total SA                                                                           1,360
                                    Integrated Oil & Gas

Germany - 6.1%

                          9,917   Bayer AG                                                                             271
                                    Diversified Chemicals
                         14,215   Bayerische Motoren Werke AG                                                          586
                                    Automobile Manufacturers
                          5,007   Deutsche Bank AG                                                                     360
                                    Diversified Capital Markets
                         12,368   E.On AG                                                                              911
                                    Electric Utilities

Hong Kong - 3.6%

                         32,000   Cheung Kong Holdings, Ltd.                                                           274
                                    Real Estate Investment Trust
                         19,600   Hang Seng Bank, Ltd.                                                                 261
                                    Regional Banks
                         91,500   Johnson Electric Holdings,  Ltd.                                                      90
                                    Electrical Components & Equipment
                         90,000   Li & Fung, Ltd.                                                                      129
                                    Distributors
                         28,000   Sun Hung Kai Properties, Ltd.                                                        264
                                    Real Estate Investment Trust
                         31,000   Swire Pacific, Ltd.                                                                  216
                                    Diversified Commercial Services

Ireland - 1.2%

                         17,861   CRH, plc                                                                             428
                                    Construction Materials

Italy - 4.1%

                         39,376   ENI SpA                                                                              884
                                    Integrated Oil & Gas
                        178,623   Telecom Italia SpA                                                                   552
                                    Integrated Telecommunications Services

Japan - 20.5%

                         21,900   Canon, Inc.                                                                        1,031
                                    Office Electronics
                             70   East Japan Railway Co.                                                               363
                                    Railroads
                          4,200   FANUC, Ltd.                                                                          221
                                    Electronic Equipment Manufacturers
                         15,000   Honda Motor Co., Ltd.                                                                728
                                    Automobile Manufacturers
                          4,700   Hoya Corp.                                                                           493
                                    Health Care Supplies
                             39 * Japan Tobacco, Inc.                                                                  327
                                    Tobacco
                         15,900   Leopalace21 Corp.                                                                    294
                                    Real Estate Management & Development
                             18   Millea Holdings, Inc.                                                                232
                                    Property & Casualty Insurance
                             40   Mitsubishi Tokyo Financial  Group, Inc.                                              334
                                    Diversified Banks
                         24,000   Mitsui Sumitomo Insurance, Co.                                                       198
                                    Property & Casualty Insurance
                            156   Nippon Telegraph & Telephone  Corp.                                                  622
                                    Integrated Telecommunications Services
                            131   NTT DoCoMo, Inc.                                                                     223
                                    Wireless Telecommunication Services
                         10,000   RICOH Co., Ltd.                                                                      189
                                    Office Electronics
                          2,100   Rohm Co., Ltd.                                                                       211
                                    Electronic Manufacturing Services
                          9,600   Ryohin Keikaku Co., Ltd.                                                             415
                                    General Merchandise Stores
                          9,100   Shin-Etsu Chemical Co., Ltd.                                                         328
                                    Diversified Chemicals
                         14,000   Shionogi & Co., Ltd.                                                                 201
                                    Pharmaceuticals
                             58   Sumitomo Mitsui Financial  Group, Inc.                                               332
                                    Regional Banks
                          8,200   Takeda Chemical Industries                                                           373
                                    Pharmaceuticals
Netherlands - 8.8%

                         32,257   ABN AMRO Holding NV                                                                  734
                                    Diversified Banks
                          4,265   Heineken NV                                                                          129
                                    Brewers
                         37,755   ING Groep NV                                                                         954
                                    Other Diversified Financial Services
                         24,252   Koninklijke (Royal) Philips  Electronics NV                                          556
                                    Semiconductors

                          8,371   Koninklijke Ahold NV                                                                  54
                                    Food Retail
                         22,502   Reed Elsevier NV                                                                     290
                                    Publishing
                          8,558   TPG NV                                                                               209
                                    Air Freight & Logistics
                          4,878   VNU NV                                                                               126
                                    Publishing

Singapore - 0.6%

                         27,000   United Overseas Bank, Ltd.                                                           220
                                    Diversified Banks

South Korea - 1.6%

                          5,170   Hyundai Motor Co., Ltd.  (GDR)***                                                    119
                                    Automobile Manufacturers
                          9,100   KT Corp. (ADR) **                                                                    164
                                    Integrated Telecommunications Services
                          1,344   Samsung Electronics Co., Ltd.  (GDR)***                                              267
                                    Electronic Equipment Manufacturers

Spain - 3.1%

                         55,189   Banco Santander Central  Hispano SA                                                  539
                                    Diversified Banks
                         36,001   Telefonica SA                                                                        540
                                    Integrated Telecommunications Services

Switzerland - 12.8%

                          5,097   Nestle SA                                                                          1,171
                                    Food Retail
                         20,096   Novartis AG                                                                          939
                                    Pharmaceuticals
                          7,081   Roche Holding AG                                                                     734
                                    Pharmaceuticals
                          8,980   Swiss Re                                                                             518
                                    Multi-Line Insurance
                         15,476   UBS AG                                                                             1,093
                                    Investment Banking & Brokerage

Taiwan - 0.6%

                         26,563 * Taiwan Semiconductor  Manufacturing Co., Ltd.  (ADR)**                               190
                                    Semiconductors

United Kingdom - 25.3%

                         79,145   Barclays, plc                                                                        760
                                    Diversified Banks
                         24,322   British American Tobacco, plc                                                        353
                                    Tobacco
                         47,308   BT Group, plc                                                                        154
                                    Integrated Telecommunications Services
                         38,409   Cadbury Schweppes, plc                                                               295
                                    Packaged Foods & Meats
                         54,512   Centrica, plc                                                                        248
                                    Gas Utilities
                         47,141   Compass Group, plc                                                                   188
                                    Food Retail

                         33,031   Diageo, plc                                                                          413
                                    Distillers & Vintners
                          9,457   Enterprise Inns, plc                                                                  98
                                    Restaurants
                         25,759   GlaxoSmithKline, plc                                                                 557
                                    Pharmaceuticals
                          6,594   GUS, plc                                                                             107
                                    Catalog Retail
                         43,993   HSBC Holdings, plc                                                                   699
                                    Diversified Banks
                         48,941   Kingfisher, plc                                                                      273
                                    Home Improvement Retail
                         32,305   Prudential, plc                                                                      264
                                    Multi-Line Insurance
                         15,654   Reed Elsevier, plc                                                                   138
                                    Publishing
                         21,964   Royal Bank of Scotland Group,  plc                                                   635
                                    Banks (Foreign)
                         32,107   Smith & Nephew, plc                                                                  296
                                    Health Care Supplies
                          9,873   Smiths Group, plc                                                                    133
                                    Industrial Conglomerates
                        129,083   Tesco, plc                                                                           668
                                    Food Retail
                         19,100 * TI Automotives, Ltd.  (Illiquid) +                                                     0
                                    Industrial Conglomerates
                         28,031   Tomkins, plc                                                                         135
                                    Industrial Machinery
                          3,668   Travis Perkins, plc                                                                   95
                                    Construction Materials
                         67,308   Unilever, plc                                                                        548
                                    Packaged Foods & Meats
                        394,333   Vodafone Group, plc                                                                  947
                                    Wireless Telecommunication Services
                          6,562   Whitbread, plc                                                                        98
                                    Restaurants
                         27,662   Wolseley, plc                                                                        473
                                    Distributors
                         20,048   WPP Group, plc                                                                       187
                                    Advertising

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $26,511)                                                                               34,782
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $26,511)  -  100.3%                                                                      34,782

                 Domestic Cash                                                                                         286
                 Foreign Cash                                                                                           40
                 Other Assets, less Liabliities                                                                       (418)
                                                                                                           ----------------

                                                                                                                       (92)
                                                                                                           ----------------


                                                                                                           ----------------

NET ASSETS                                                                                                         $34,690
                                                                                                           ================

* Non-income producing security.

** American Depository Receipt.

*** Global Depository Receipt.

+ Securities are valued at fair value as determined under supervision of the Board of Trustees.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $27,994. Net unrealized appreciation approximated $6,788, of which $8,894 is related to appreciated investment securities and $2,106 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Balanced Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 67.7%

Aerospace & Defense - 1.1%

                          2,100   United Technologies Corp.                                                           $196

Air Freight & Logistics - 0.4%

                            900   United Parcel Service, Inc.  (Class B)                                                68

Aluminum - 0.6%

                          3,200   Alcoa, Inc.                                                                          107

Application Software - 0.6%

                          5,500 * PeopleSoft, Inc.                                                                     109

Asset Management & Custody Banks - 1.2%

                          4,900   Bank of New York Co., Inc.                                                           143
                          1,700   State Street Corp.                                                                    73

Auto Parts & Equipment - 0.8%

                          2,400   Johnson Controls, Inc.                                                               136

Automobile Manufacturers - 0.5%

                          2,200   General Motors Corp.                                                                  93

Broadcasting & Cable TV - 0.5%

                          3,000   Viacom, Inc. (Class B)                                                               101

Computer Hardware - 1.8%

                          1,900 * Dell, Inc.                                                                            68
                          1,100   Diebold, Inc.                                                                         51
                          2,500   International Business  Machines Corp.                                               214

Construction & Farm Machinery & Heavy Trucks - 0.5%

                          1,200   PACCAR, Inc.                                                                          83

Consumer Finance - 0.4%

                          1,300   American Express Co.                                                                  67

Data Processing & Outsourced Services - 1.6%

                          6,600   First Data Corp.                                                                     287

Department Stores - 1.1%

                          5,300   Nordstrom, Inc.                                                                      203

Diversified Banks - 6.7%

                          6,600   Bank of America Corp.                                                                286
                          6,800   Hibernia Corp.  (Class A)                                                            179
                          5,100   Mellon Financial Corp.                                                               141
                         12,820   U.S. Bancorp                                                                         370
                          5,000   Wachovia Corp.                                                                       235

Diversified Capital Markets - 1.1%

                          5,100   JPMorgan Chase  & Co.                                                                203

Electric Utilities - 2.7%

                          4,800   Exelon Corp.                                                                         176
                          4,200   FirstEnergy Corp.                                                                    172
                          4,400   Southern Co.                                                                         132

Food Distributors - 0.5%

                          3,400   SYSCO Corp.                                                                          102

Forest Products - 0.9%

                          2,400   Weyerhaeuser Co.                                                                     160

General Merchandise Stores - 0.7%

                          2,800   Target Corp.                                                                         127

Gold - 0.6%

                          2,300   Newmont Mining Corp.                                                                 105

Health Care Distributors - 1.1%

                          2,700   Cardinal Health, Inc.                                                                118
                          3,100   McKesson Corp.                                                                        80

Home Furnishings - 1.0%

                          6,300   Leggett & Platt, Inc.                                                                177

Home Improvement Retail - 0.6%

                          2,700   Home Depot, Inc.                                                                     106

Household Products - 1.8%

                          3,900   Kimberly-Clark Corp.                                                                 252
                          1,200   Procter & Gamble Co.                                                                  65

Industrial Conglomerates - 1.8%

                          9,700   General Electric Co.                                                                 326

Industrial Gases - 2.4%

                          3,200   Air Products and Chemicals,  Inc.                                                    174
                          6,200   Praxair, Inc.                                                                        265

Industrial Machinery - 1.3%

                            800   Illinois Tool Works, Inc.                                                             75
                          2,400   Ingersoll-Rand Co. (Class A)                                                         163

Integrated Oil & Gas - 7.9%

                          2,400   BP, plc (ADR)                                                                        138
                          9,400   ChevronTexaco Corp.                                                                  504
                          1,801   ConocoPhillips                                                                       149
                          9,876   Exxon Mobil Corp.                                                                    477
                          3,000   Royal Dutch Petroleum Co.  (ADR)                                                     155

Integrated Telecommunications Services - 4.5%

                          4,100   ALLTEL Corp.                                                                         225
                          5,000   BellSouth Corp.                                                                      136
                          7,900   SBC Communications, Inc.                                                             205
                          6,114   Verizon Communications, Inc.                                                         241

Investment Banking & Brokerage - 1.0%

                          3,500   Morgan Stanley                                                                       173

Leisure Products - 0.7%

                          2,200   Polaris Industries, Inc.                                                             123

Metal & Glass Containers - 0.4%

                          1,800   Ball Corp.                                                                            67

Multi-Line Insurance - 3.9%

                          3,500   Allstate Corp.                                                                       168
                          3,500   American International Group,  Inc.                                                  238
                          4,800   Hartford Financial Services  Group, Inc.                                             297

Multi-Utilities & Unregulated Power - 0.9%

                          7,700   NiSource, Inc.                                                                       162

Office Services & Supplies - 0.7%

                          2,900   Pitney Bowes, Inc.                                                                   128

Other Diversified Financial Services - 2.3%

                          9,300   Citigroup, Inc.                                                                      410

Packaged Foods & Meats - 1.3%

                          4,400   Kraft Foods, Inc. (Class A)                                                          140
                          4,100   Sara Lee Corp.                                                                        94

Pharmaceuticals - 2.4%

                          3,900   Abbott Laboratories                                                                  165
                          4,380   Pfizer, Inc.                                                                         134
                          3,400   Wyeth                                                                                127

Property & Casualty Insurance - 0.4%

                          2,427   St. Paul Travelers Cos., Inc.                                                         80

Publishing - 1.0%

                          2,200   Gannett Co., Inc.                                                                    184

Railroads - 0.5%

                          1,600   Union Pacific Corp.                                                                   94

Restaurants - 0.7%

                          3,300 * YUM! Brands, Inc.                                                                    134

Semiconductor Equipment - 0.3%

                          3,700 * Applied Materials, Inc.                                                               61

Semiconductors - 1.3%

                          6,100   Intel Corp.                                                                          122
                          5,100   Texas Instruments, Inc.                                                              109

Soft Drinks - 1.6%

                          2,700   Coca-Cola Co.                                                                        108
                          3,700   PepsiCo, Inc.                                                                        180

Systems Software - 1.3%

                          8,500   Microsoft Corp.                                                                      235

Technology Distributors - 0.3%

                          2,500 * Agilent Technologies, Inc.                                                            54

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $10,473)                                                                               12,205
                                                                                                           ----------------


CORPORATE BONDS - 9.5%

Aerospace & Defense - 0.7%

                        $25,000   Boeing Co.    5.125%, due 2/15/13                                                     26
                         80,000   Honeywell International, Inc.    7.50%, due 3/01/10                                   93

Agricultural Products - 0.2%

                         35,000   Unilever Capital Corp.    7.125%, due 11/01/10                                        41

Apparel Retail - 0.1%

                         15,000   Nordstrom, Inc.    5.625%, due 1/15/09                                                16

Automobile Manufacturers - 0.5%

                         80,000   Ford Motor Co.    7.25%, due 10/01/08                                                 86

Brewers - 0.2%

                         35,000 # Miller Brewing Co. (144A)    5.50%, due 8/15/13                                       37
                                  (acquired 11/19/03)    (cost $35,820)

Broadcasting & Cable TV - 0.4%

                         80,000   Comcast Corp.    5.30%, due 1/15/14                                                   80

Diversified Banks - 1.1%

                         35,000   HSBC Bank USA    4.625%, due 4/01/14                                                  34
                         80,000   International Bank for    Reconstruction & Development    4.375%, due 9/28/06         83
                         30,000   U.S. Bancorp    3.125%, due 3/15/08                                                   30
                         50,000   Wachovia Corp.    5.00%, due 8/15/15                                                  50

Electric Utilities - 0.5%

                         15,000   Dominion Resources, Inc.    6.25%, due 6/30/12                                        16
                         40,000   PSEG Power LLC    6.95%, due 6/01/12                                                  45
                         35,000   Southern California Edison Co.    8.00%, due 2/15/07                                  39

Fertilizers & Agricultural Chemicals - 0.2%

                         30,000   Potash Corp. of Saskatchewan,    Inc.    4.875%, due 3/01/13                          30

Forest Products - 0.1%

                         12,000   Weyerhaeuser Co.    5.50%, due 3/15/05                                                12

Housewares & Specialties - 0.2%

                         35,000   Newell Rubbermaid, Inc.    4.625%, due 12/15/09                                       36

Integrated Oil & Gas - 0.5%

                         65,000   Pemex Project Funding    Master Trust    9.125%, due 10/13/10                         77
                         15,000   USX Corp.    6.85%, due 3/01/08                                                       16

Integrated Telecommunications Services - 0.7%

                         25,000   Verizon Global Funding Corp.    7.375%, due 9/01/12                                   29
                         85,000   Verizon Wireless Capital LLC    5.375%, due 12/15/06                                  89

Investment Banking & Brokerage - 0.5%

                         30,000   Goldman Sachs Group, Inc.    4.125%, due 1/15/08                                      31
                         30,000   JPMorgan Chase & Co., Inc.    4.50%, due 11/15/10                                     30
                         25,000   Morgan Stanley    6.60%, due 4/01/12                                                  28

Life & Health Insurance - 0.4%

                         65,000 # Jackson National Life Global    Funding, LLC (144A)    2.04%, due 3/11/05             65
                                  (acquired 9/05/02)    (cost $65,000)

Movies & Entertainment - 0.2%

                         30,000   Time Warner, Inc.    6.75%, due 4/15/11                                               33

Multi-Utilities & Unregulated Power - 0.4%

                         75,000   Avista Corp.    7.75%, due 1/01/07                                                    81

Oil & Gas Equipment & Services - 0.1%

                         25,000   Petroleum-Canada    4.00%, due 7/15/13                                                23

Oil & Gas Refining, Marketing & Transportation - 0.2%

                         40,000   Kinder Morgan Energy Partners,    L.P.    6.75%, due 3/15/11                          45

Other Diversified Financial Services - 1.3%

                         50,000   American Express Co.    4.875%, due 7/15/13                                           51
                         30,000   Citigroup, Inc.    7.25%, due 10/01/10                                                35
                         80,000   General Electric Capital Corp.    5.45%, due 1/15/13                                  85
                         25,000   Household Finance Corp.    7.875%, due 3/01/07                                        28
                         35,000   Lehman Brothers Holdings, Inc.    4.375%, due 11/30/10                                35

Regional Banks - 0.2%

                         40,000   KeyCorp    2.75%, due 2/27/07                                                         40

Soft Drinks - 0.2%

                         35,000   Bottling Group, LLC    5.00%, due 11/15/13                                            36

Specialized Finance - 0.4%

                         65,000   National Rural Utilities    Cooperative Finance Corp.    7.25%, due 3/01/12           75

Wireless Telecommunication Services - 0.2%

                         35,000   Vodafone Group, plc (ADR)    5.00%, due 12/16/13                                      35

                                                                                                           ----------------

TOTAL CORPORATE BONDS   (cost  $1,651)                                                                               1,721
                                                                                                           ----------------


ASSET BACKED SECURITIES - 0.6%

Consumer Finance - 0.6%

                         30,042   Americredit Automobile    Receivables Trust    1.93%, due 12/12/07                    30
                         70,000   MBNA Credit Card Master    Note Trust    1.71%, due 12/15/08                          70

                                                                                                           ----------------

TOTAL ASSET BACKED SECURITIES   (cost  $100)                                                                           100
                                                                                                           ----------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%

Commercial - 0.0%

                          8,350   Asset Securitization Corp.    7.32%, due 1/13/30                                       8

U.S. Government Agency Obligations - 0.9%

                         43,159   Freddie Mac    3.50%, due 9/15/10                                                     43
                        110,000   Freddie Mac    6.00%, due 4/15/32                                                    115

                                                                                                           ----------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $169)                                                               166
                                                                                                           ----------------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES - 7.8%

Federal National Mortgage Association (FNMA) - 7.4%

                        151,386   4.816%, due 12/01/12                                                                 155
                        216,537   5.00%, due 12/01/17                                                                  221
                        160,731   5.00%, due 3/01/33                                                                   159
                        117,628   5.50%, due 2/01/18                                                                   122
                         69,010   5.50%, due 7/01/23                                                                    71
                         78,637   5.50%, due 9/01/17                                                                    81
                         58,720   6.00%, due 1/01/29                                                                    61
                         79,617   6.00%, due 3/01/33                                                                    82
                         73,063   6.00%, due 8/01/32                                                                    76
                         24,538   6.00%, due 9/01/29                                                                    25
                         21,476   6.50%, due 1/01/15                                                                    23
                         73,161   6.50%, due 7/01/29                                                                    77
                         26,667   7.00%, due 3/01/12                                                                    28
                          8,692   8.00%, due 1/01/31                                                                    10
                         11,338   8.00%, due 10/01/30                                                                   12
                         21,191   8.00%, due 2/01/29                                                                    23
                          3,477   8.00%, due 2/01/30                                                                     4
                         59,948   8.00%, due 3/01/31                                                                    65
                         12,449   8.00%, due 4/01/20                                                                    14
                          4,724   8.00%, due 4/01/30                                                                     5
                          4,300   8.00%, due 5/01/31                                                                     5
                          4,467   8.00%, due 7/01/30                                                                     5

Government National Mortgage Association (GNMA) - 0.4%

                          6,615   6.00%, due 4/15/14                                                                     7
                         30,656   6.00%, due 8/15/13                                                                    32
                         20,331   7.00%, due 4/15/28                                                                    22
                          5,457   7.00%, due 8/15/28                                                                     6
                         12,801   7.75%, due 11/15/29                                                                   14

                                                                                                           ----------------

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES   (cost  $1,374)                                           1,405
                                                                                                           ----------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.5%

U.S. Government Agency Obligations - 6.1%

                        190,000   Fannie Mae    4.40619%, due 2/17/09                                                  191
                        100,000   Fannie Mae (Unsecured Note)    5.24%, due 8/07/18                                    101
                         65,000   Federal Home Loan Bank    (Unsecured Bond)    3.875%, due 6/14/13                     62
                        320,000   Federal Home Loan Mortgage    Corp. (Unsecured Note)    3.34%, due 6/09/10           310
                        205,000   Federal Home Loan Mortgage    Corp. (Unsecured Note)    4.00%, due 6/12/13           195
                        110,000   Freddie Mac (Unsecured Note)    4.00%, due 12/30/13                                  105
                        140,000   Freddie Mac (Unsecured Note)    5.20%, due 3/05/19                                   137

U.S. Treasury Notes - 4.4%

                        110,000   2.375%, due 8/15/06                                                                  110
                        100,000   3.125%, due 10/15/08                                                                 100
                         75,000   5.50%, due 8/15/28                                                                    81
                        100,000   7.00%, due 7/15/06                                                                   108
                        100,000   7.125%, due 2/15/23                                                                  127
                        220,000   U.S. Treasury Inflation Index    Note    3.50%, due 1/15/11                          271

                                                                                                           ----------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $1,880)                                                          1,898
                                                                                                           ----------------


MUNICIPAL BONDS - 0.4%

Electric Utilities - 0.4%

                         70,000   California State Department                                                           71
                                  of Water Resources
                                  Supply Revenue
                                  4.33%, due 5/01/06

                                                                                                           ----------------

TOTAL MUNICIPAL BONDS   (cost  $70)                                                                                     71
                                                                                                           ----------------


CASH EQUIVALENTS - 4.1%

Investment Companies

                        498,305   AIM Short-Term Investments Co.    Liquid Assets Money Market                         498
                                  Portfolio (Institutional Shares)
                        231,700   State Street Navigator    Securities Lending Prime    Portfolio **                   232

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $730)                                                                                  730
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $16,447)  -  101.5%                                                                      18,296

                 Other Assets, less Liabilities                                                                       (273)

                                                                                                           ----------------

NET ASSETS                                                                                                         $18,023
                                                                                                           ================

*  Non-income producing security.

** Represents invested collateral received related to $225,226 in securities on loan under securities lending agreements.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under Rule 144A of the Securities Act of 1933. The total cost of such securities is $101,000 and the total value is $102,000 or 0.6% of net assets.



Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $16,482. Net unrealized appreciation approximated $1,815, of which $2,254 is related to appreciated investment securities and $439 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Small-Cap Value Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 92.5%

Aerospace & Defense - 1.6%

                         32,800 * United Defense Industries, Inc.                                                   $1,312

Asset Management & Custody Banks - 1.6%

                         87,500 * Apollo Investment Corp.                                                            1,238

Casinos & Gaming - 1.9%

                         51,300 * Ameristar Casinos, Inc.                                                            1,552

Catalog Retail - 2.1%

                        101,100 * Insight Enterprises, Inc.                                                          1,702

Communication Equipment - 2.8%

                         29,500   Black Box Corp.                                                                    1,090
                         26,000 * Plantronics, Inc.                                                                  1,124

Computer Storage & Peripherals - 3.2%

                        121,100 * Hypercom Corp.                                                                       894
                         46,800 * Imation Corp.                                                                      1,666

Construction & Engineering - 4.0%

                         79,900 * Astec Industries, Inc.                                                             1,528
                         61,100   URS Corp.                                                                          1,630

Construction Materials - 1.4%

                         23,025   Florida Rock Industries, Inc.                                                      1,128

Consumer Finance - 5.4%

                         96,100 * AmeriCredit Corp.                                                                  2,006
                         94,100   Cash America International, Inc.                                                   2,302

Diversified Metals & Mining - 2.6%

                         33,900   Precision Castparts Corp.                                                          2,036

Electric Utilities - 1.6%

                         43,800   IDACORP, Inc.                                                                      1,273

Electronic Equipment Manufacturers - 1.9%

                         52,000 * Benchmark Electronics, Inc.                                                        1,550

Environmental Services - 0.8%

                         13,400   Landauer, Inc.                                                                       629

Health Care Facilities - 0.7%

                        110,000 * Hanger Orthopedic Group, Inc.                                                        551

Home Furnishings - 0.5%

                         15,300   Furniture Brands International, Inc.                                                 384

Home Improvement Retail - 2.2%

                         63,100   Building Materials Holding Corp.                                                   1,736

Homebuilding - 4.7%

                         11,400 * Beazer Homes USA, Inc.                                                             1,218
                        249,300 * Champion Enterprises, Inc.                                                         2,565

Integrated Oil & Gas - 2.6%

                         58,900   World Fuel Services Corp.                                                          2,109

Investment Banking & Brokerage - 1.7%

                         85,400   SWS Group, Inc.                                                                    1,373

Life & Health Insurance - 1.8%

                         20,500   StanCorp Financial Group, Inc.                                                     1,460

Oil & Gas Equipment & Services - 5.5%

                        110,300 * Key Energy Services, Inc.                                                          1,219
                         83,900 * Lone Star Technologies, Inc.                                                       3,171

Packaged Foods & Meats - 0.8%

                         14,200   Lancaster Colony Corp.                                                               599

Photographic Products - 0.4%

                        166,100 * Concord Camera Corp.                                                                 309

Property & Casualty Insurance - 5.0%

                         23,500   First American Corp.                                                                 724
                         81,400 * Ohio Casualty Corp.                                                                1,704
                         42,600   RLI Corp.                                                                          1,600

Real Estate Investment Trust - 7.3%

                         24,000   Alexandria Real Estate Equities, Inc.                                              1,577
                         24,900   Camden Property Trust                                                              1,150
                         48,300   First Potomac Realty Trust                                                           998
                         76,000   Hanover Capital Mortgage Holdings, Inc.                                              942
                         45,100   Impac Mortgage Holdings, Inc.                                                      1,186

Regional Banks - 6.0%

                         60,700   Central Pacific Financial Corp.                                                    1,670
                         49,700   Greater Bay Bancorp                                                                1,429
                         40,529   Hanmi Financial Corp.                                                              1,224
                         13,715   Provident Bankshares Corp.                                                           460

Restaurants - 1.0%

                         25,300 * Jack in the Box, Inc.                                                                803

Semiconductors - 1.1%

                        178,000 * Lattice Semiconductor Corp.                                                          874

Specialty Chemicals - 1.7%

                         63,600   Sensient Technologies Corp.                                                        1,376

Specialty Stores - 5.7%

                         79,400   Foot Locker, Inc.                                                                  1,882
                        145,600 * Hollywood Entertainment Corp.                                                      1,437
                         31,100   Regis Corp.                                                                        1,251

Steel - 1.4%
                         34,250   Schnitzer Steel Industries, Inc.                                                   1,108

Technology Distributors - 2.0%

                         46,500 * Anixter International, Inc.                                                        1,632

Thrifts & Mortgage Finance - 2.8%

                         32,000 * BankUnited Financial Corp. (Class A)                                                 933
                         34,240   PFF Bancorp, Inc.                                                                  1,310

Tobacco - 1.2%

                         21,800   Universal Corp.                                                                      973

Trucking - 5.5%

                         28,300   Arkansas Best Corp.                                                                1,036
                         33,400 * Landstar System, Inc.                                                              1,960
                         84,500 * Pacer International, Inc.                                                          1,386

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $54,294)                                                                               73,979
                                                                                                           ----------------


INDEXED SECURITIES - 3.5%

Indexed Securities - 3.5%

                         16,100   iShares Russell 2000    Value Index Fund                                           2,764

                                                                                                           ----------------

TOTAL INDEXED SECURITIES   (cost  $2,647)                                                                            2,764
                                                                                                           ----------------


CASH EQUIVALENTS - 25.6%

Investment Companies

                      3,320,080   AIM Short-Term Investments Co.    Liquid Assets Money Market                       3,320
                                  Portfolio (Institutional Shares)
                     17,198,488   State Street Navigator    Securities Lending Prime    Portfolio **                17,199

                                                                                                           ----------------

TOTAL CASH EQUIVALENTS   (cost  $20,519)                                                                            20,519
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $77,460)  -  121.6%                                                                      97,262

                 Other Assets, less Liabilities                                                                    (17,292)

                                                                                                           ----------------

NET ASSETS                                                                                                         $79,970
                                                                                                           ================


*  Non-income producing security.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $77,557. Net unrealized appreciation approximated $19,705, of which $22,754 is related to appreciated investment securities and $3,049 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Large-Cap Growth Fund
(Unaudited)

                                                                                                                VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                     (000's)
---------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 99.8%

Advertising - 1.2%

                          1,000   Omnicom Group, Inc.                                                                  $73

Aerospace & Defense - 1.8%

                            700   L-3 Communications Holdings,  Inc.                                                    47
                            700   United Technologies Corp.                                                             65

Apparel Retail - 1.2%

                            900   Liz Claiborne, Inc.                                                                   34
                          1,900   Ross Stores, Inc.                                                                     45

Application Software - 2.4%

                          5,900 * BEA Systems, Inc.                                                                     41
                          2,200 * PeopleSoft, Inc.                                                                      44
                          2,000 * Take-Two Interactive Software,  Inc.                                                  66

Asset Management & Custody Banks - 1.2%

                          1,300   Franklin Resources, Inc.                                                              73

Biotechnology - 3.2%

                          2,300 * Amgen, Inc.                                                                          130
                          1,050 * Biogen Idec, Inc.                                                                     64

Broadcasting & Cable TV - 2.9%

                          8,400 * Liberty Media Corp.                                                                   73
                          3,200   Viacom, Inc. (Class B)                                                               107

Building Products - 0.5%

                            820 * American Standard Cos., Inc.                                                          32

Casinos & Gaming - 1.5%

                          2,600 * International Game Technology,  Inc.                                                  94

Communication Equipment - 2.7%

                          9,300 * Cisco Systems, Inc.                                                                  168

Computer & Electronics Retail - 0.7%

                            800   Best Buy Co., Inc.                                                                    43

Computer Hardware - 5.9%

                          4,700 * Dell, Inc.                                                                           167
                            600   Diebold, Inc.                                                                         28
                          8,700   Hewlett-Packard Co.                                                                  163

Computer Storage & Peripherals - 3.8%

                          7,900 * SanDisk Corp.                                                                        230

Consumer Finance - 2.3%

                          3,300   MBNA Corp.                                                                            83
                          3,900 * Providian Financial Corp.                                                             61

Data Processing & Outsourced Services - 1.3%

                          1,900   First Data Corp.                                                                      83

Diversified Banks - 0.7%

                          1,450   Mellon Financial Corp.                                                                40

Diversified Commercial Services - 1.4%

                          6,400 * Corinthian Colleges, Inc.                                                             86

Diversified Metals & Mining - 2.0%

                          3,100   Freeport-McMoRan Copper &  Gold, Inc.                                                126

Footwear - 1.7%

                          1,300   NIKE, Inc. (Class B)                                                                 102

General Merchandise Stores - 3.8%

                          2,100   Family Dollar Stores, Inc.                                                            57
                          3,870   Target Corp.                                                                         175

Health Care Distributors - 1.3%

                          1,800   Cardinal Health, Inc.                                                                 79

Health Care Equipment - 4.5%

                            550   Guidant Corp.                                                                         36
                          3,300   Medtronic, Inc.                                                                      171
                            900 * St. Jude Medical, Inc.                                                                68

Home Improvement Retail - 2.5%

                          2,000   Home Depot, Inc.                                                                      78
                          1,400   Lowe's Companies, Inc.                                                                76

Hotels, Resorts & Cruise Lines - 1.3%

                          1,650   Carnival Corp.                                                                        78

Industrial Conglomerates - 1.6%

                          3,200   Tyco International, Ltd.                                                              98

Integrated Telecommunications Services - 1.3%

                          3,100   France Telecom SA  (ADR)                                                              78

Investment Banking & Brokerage - 3.3%

                            800   Goldman Sachs Group, Inc.                                                             75
                          1,050   Legg Mason, Inc.                                                                      56
                          1,400   Merrill Lynch & Co., Inc.                                                             70

IT Consulting & Other Services - 1.5%

                          3,300 * Accenture, Ltd. (Class A)                                                             89

Life & Health Insurance - 1.0%

                            700 * Anthem, Inc.                                                                          61

Movies & Entertainment - 2.5%

                          3,600 * Macrovision Corp.                                                                     87
                          2,840   Walt Disney Co.                                                                       64

Multi-Line Insurance - 0.7%

                            600   American International Group,  Inc.                                                   41

Oil & Gas Exploration & Production - 1.4%

                            800   Apache Corp.                                                                          40
                          1,500   XTO Energy, Inc.                                                                      49

Other Diversified Financial Services - 2.1%

                          2,950   Citigroup, Inc.                                                                      130

Pharmaceuticals - 9.1%

                          1,700 * American Pharmaceutical  Partners, Inc.                                               47
                          5,200   Bristol-Myers Squibb Co.                                                             123
                          2,700   Merck & Co., Inc.                                                                     89
                          2,900   Sanofi-Aventis  (ADR)                                                                106
                          3,200   Schering-Plough Corp.                                                                 61
                          2,700   Teva Pharmaceutical  Industries, Ltd. (ADR)                                           70
                          1,700   Wyeth                                                                                 64

Property & Casualty Insurance - 0.9%

                          1,600   St. Paul Travelers Cos., Inc.                                                         53

Restaurants - 1.1%

                          1,600 * YUM! Brands, Inc.                                                                     65

Semiconductor Equipment - 1.2%

                          2,700   Microchip Technology, Inc.                                                            72

Semiconductors - 2.7%

                          8,200   Intel Corp.                                                                          164

Soft Drinks - 2.7%

                          3,450   PepsiCo, Inc.                                                                        168

Systems Software - 7.7%

                         10,900   Microsoft Corp.                                                                      301
                         10,300 * Oracle Corp.                                                                         116
                          3,200 * VERITAS Software Corp.                                                                57

Thrifts & Mortgage Finance - 1.4%

                          1,300   Federal Home Loan Mortgage  Corp.                                                     85

Tobacco - 2.2%

                          2,800   Altria Group, Inc.                                                                   132

Wireless Telecommunication Services - 3.6%

                          2,600 * Nextel Communications, Inc.  (Class A)                                                62
                          6,500   Vodafone Group, plc (ADR)                                                            157

                                                                                                           ----------------

TOTAL COMMON STOCKS   (cost  $5,903)                                                                                 6,116
                                                                                                           ----------------


TOTAL INVESTMENTS   (cost  $5,903)  -  99.8%                                                                         6,116

                 Other Assets, less Liabilities                                                                         11

                                                                                                           ----------------

NET ASSETS                                                                                                          $6,127
                                                                                                           ================


*  Non-income producing security.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $5,917. Net unrealized appreciation approximated $199, of which $443 is related to appreciated investment securities and $244 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.





(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.











Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                           Safeco Common Stock Trust

                                           /s/    Roger F. Harbin
                                           ----------------------------
                                                  Roger F. Harbin
                                                  President



                 Date:  November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Safeco Common Stock Trust

                                           /s/   David N. Evans
                                           ----------------------------
                                                 David N. Evans
                                                 Treasurer
               Date:  November 10, 2004